Long Term Debt (6.25% Senior Notes Due 2022) (Detail) (USD $)	6 Months Ended		12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended							3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 25, 2014	Apr. 25, 2014 Senior Notes Senior Notes Due 2022	Apr. 25, 2014 Senior Notes Senior Notes Due 2022	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period One	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period One	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period Two	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period Three	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period Four	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Debt Instrument, Redemption, Period Five	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Maximum Debt Instrument, Redemption, Period One	Apr. 25, 2014 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility	Jun. 30, 2013 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility
Debt Instrument [Line Items]
Interest rate								6.25%
Aggregate principal amounts of debt offered								$ 900,000,000											$ 300,000,000
Proceeds from borrowings	900,000,000	321,003,000	435,500,000	44,361,000	82,972,000		882,700,000
Underwriting discounts and commissions	18,436,000	7,993,000	12,194,000	1,913,000	9,699,000		17,300,000
Repayments of debt obligations	498,865,000	104,602,000	160,760,000	10,152,000	7,726,000											301,800,000	301,800,000	8,500,000
Redeemable principal percentage															35.00%
Redemption percentage										106.25%
Required remaining outstanding percentage									65.00%
Redeemable principal percentage									100.00%		104.688%	103.125%	101.563%	100.00%
Redeemable principal percentage, upon change of control									101.00%
Payment defaults and accelerations						25,000,000
Payment of defaults and accelerations, final judgment amount						$ 25,000,000